NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

BioAdaptives, Inc. (formerly known as APEX 8 Inc.) (the “Company”) was incorporated under the laws of the State of Delaware on April 19, 2013 and has been inactive since inception. The Company intends to serve as a vehicle to effect an asset acquisition, merger, exchange of capital stock or other business combination with a domestic or foreign business.